Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax loss carried forward	¥ 37,498	¥ 73,415	¥ 134,981
Deductible temporary differences	109,180	95,404	111,726
Allowance for credit losses	611	3,888	4,111
Inventory provision	2,588	2,931	11,437
Unrealized fair value losses for certain investments	7,214	6,375
Impairment loss of long-term investments	3,543
Total deferred tax assets	160,634	182,013	262,255
Less: valuation allowance	(160,634)	(182,013)	(262,255)	¥ (367,884)
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	2,352	9,244	67,658
Total deferred tax liabilities	¥ 2,352	¥ 9,244	¥ 67,658